Intangibles, Net (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of STC estimated amortization
Total intangible assets, net	$ 535,528	$ 554,839	$ 537,884
Estimated STC Amortization [Member]
Schedule of STC estimated amortization
2017		18,236
2018		45,590
2019		136,770
2020		255,305
Total intangible assets, net		$ 455,901